Short-Term Bank Loans (Tables)	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of short-term bank loans	Short-term bank loans consist of the following:
		As of September 30,
	Note	2023	2022
Short-term bank loans:
Jiangxi Luling Rural Commercial Bank (“LRC Bank”)	(1)	$2,467,105	$2,530,404
Bank of Communications Co., Ltd	(2)	1,233,553	1,405,780
Zhujiang Rural Bank	(3)	411,184	-
Beijing Bank	(4)	1,370,614	-
Total short-term loans		$5,482,456	$3,936,184